UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6578

The Glenmede Portfolios
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments. –  The schedules of  investments for the period ended July 31, 2004 are filed herwith

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS — 98.5%
Pennsylvania — 98.5%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C 55, (MBIA Insured), 5.375%, 11/1/14	110,579
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	215,940
	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured):
205,000	4.25%, 6/1/09	215,976
215,000	4.25%, 12/1/09	226,449
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	332,607
375,000	Dauphin County, PA, General Authority Hospital Revenue, (FGIC Insured), 6.125%, 7/1/10	417,401
125,000	Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2012 @ $100 (AMBAC Insured), 5.30%, 6/1/26	126,259
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12 Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:	816,187
160,000	6.00%, 1/15/10	175,544
135,000	6.50%, 1/15/11	151,537
700,000	Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series A, 5.25%, 1/1/09	765,324
100,000	Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series B, 5.25%, 1/1/09	109,245
300,000	Downington, PA, Area School District, General Obligation Unlimited, 5.50%, 2/1/10	334,080
125,000	Forest Area School District, PA, General Obligation, (FSA Insured), Series B, 4.00%, 4/1/08	130,326

390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	416,961
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	224,060
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	108,197
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	307,350
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	33,035
420,000	Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC Insured), 4.00%, 10/15/09	437,296
500,000	Lower Merion Township, PA, School District, General Obligation Unlimited, (State Aid Withholding), Prerefunded 5/15/08 @ 100, 5.125%, 5/15/13	543,120
350,000	Lycoming County, PA, Authority College Revenue, (MBIA Insured), 4.90%, 7/1/09	374,440
250,000	Norristown, PA, Area School District, General Obligation Unlimited, (FGIC State Aid Withholding), Prerefunded 3/1/07 @ 100, 5.50%, 9/1/14	269,930
315,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	356,139
500,000	Northampton County, PA, General Obligation Unlimited, 5.00%, 8/15/13	537,260
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	468,605
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	341,039
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	231,012
330,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 38, 5.50%, 4/1/05	330,640
220,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, College of Pharmacy, (MBIA Insured), 5.25%, 11/1/09	231,572

250,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, University of Pennsylvania, 5.60%, 9/1/10	260,260
75,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, University of Pennsylvania, Series A, 5.80%, 9/1/12	78,247
370,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, (MBIA Insured), First Series, 4.00%, 7/15/09	385,692
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):
145,000	5.25%, 12/1/13	158,919
60,000	5.25%, 12/1/14	65,759
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
105,000	5.25%, 12/1/13	114,798
40,000	5.25%, 12/1/14	43,666
250,000	Pennsylvania State University, College & University Revenues, Series A, (General Obligation of University), 5.00%, 8/15/13	268,630
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	296,167
150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured), 4.00%, 10/15/09	156,456
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	137,390
150,000	Pennsylvania Township, PA, Westmoreland County, General Obligation Unlimited, (FGIC Insured), 4.15%, 10/1/09	153,306
500,000	Philadelphia, PA, General Obligation Unlimited, (FSA Insured), 5.25%, 9/15/13	545,330
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	546,455
250,000	Pittsburgh, PA, General Obligation Unlimited, Series B, (FGIC Insured), 5.125%, 3/1/09	258,740
	Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D:
255,000	5.75%, 10/1/07	269,260

150,000	6.20%, 4/1/11	157,012
155,000	6.20%, 10/1/11	162,153
90,000	Pittsburgh, PA, Urban Redevelopment Authority Revenue, 4.90%, 8/1/05	91,992
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed), 5.00%, 9/1/12	375,091
100,000	Radnor Township, PA, General Obligation Unlimited, 4.00%, 12/15/10	103,028
235,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	264,948
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, 4.85%, 7/1/11	265,207
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	104,561
500,000	Southcentral, PA, General Authority Revenue, County Guaranteed, Series A, (AMBAC Insured), 4.50%, 6/1/30	528,970
5,000	Southeastern Pennsylvania Transportation Authority, PA, Lease Revenue, 5.75%, 12/1/04	5,018
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, 5.45%, 3/1/11	435,776
475,000	Southern Huntingdon County, PA, School District, General Obligation, (FSA Insured), 4.00%, 10/1/09	483,987
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), 5.25%, 2/1/12	273,678
500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10	532,410
5,000	Swatara Township Authority, PA, Sewer Revenue, Escrowed to Maturity, (MBIA Insured), 6.15%, 5/1/07	5,254
400,000	University of Pittsburgh, PA, Refunded Series B, 5.50%, 6/1/09	438,672
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding), 5.00%, 5/15/09	132,815
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25%, 4/1/14	213,522

500,000	Wilson, PA, School District, General Obligation Unlimited, Prerefunded 5/15/07 @100, 5.375%, 5/15/12			540,775
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50%, 5/1/15			273,998
				18,466,052

	TOTAL MUNICIPAL BONDS
	(Cost $17,906,163)			18,466,052

TOTAL INVESTMENTS
(Cost $17,906,163)		(1)	98.5%	$18,466,052
OTHER ASSETS IN EXCESS OF LIABILITIES			1.5	274,129
NET ASSETS			100.0%	$18,740,181

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $17,906,163.

Abbreviations:

AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2004 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS — 98.0%
New Jersey — 93.5%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured), 5.55%, 2/1/07	107,952
250,000	Avalon Boro, NJ, General Obligation Unlimited, (FGIC Insured), 4.00%, 8/1/09	260,977
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	213,632
150,000	5.125%, 12/15/12	160,224
255,000	Berlin Township, NJ, General Obligation Unlimited, (MBIA Insured), 4.00%, 1/1/09	266,013
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured), 5.00%, 8/15/12	389,969
550,000	Casino Reinvestment Development Authority, NJ, Parking Fee Revenue, Series A, 5.25%, 10/1/10	592,658
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	164,640
100,000	Delaware River & Bay Authority, Public Improvements Revenue, Series A, 5.10%, 1/1/08	107,414
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	163,867
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
230,000	5.625%, 1/15/09	245,955
220,000	6.00%, 1/15/10	241,373
125,000	6.50%, 1/15/11	140,312
100,000	Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease Project, 5.20%, 12/15/05	101,795
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	266,547

200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	215,258
235,000	Jefferson Township, NJ, General Obligation Unlimited, 4.00%, 10/1/08	245,829
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00%, 3/1/13	253,539
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	217,300
150,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing, (County Guaranteed), Series A, 5.40%, 12/1/05	151,932
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	108,812
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	155,955
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00%, 12/1/12	269,157
375,000	5.20%, 12/1/14	407,801
250,000	Monmouth County, NJ, Public Improvements, General Obligation Unlimited, Prerefunded 8/1/06 @ 100, 5.00%, 8/1/09	267,393
	Moorestown Township, NJ, School District, General Obligation Unlimited, (MBIA School Board Residual Fund Insured):
225,000	5.00%, 2/1/10	237,796
255,000	5.00%, 2/1/11	269,374
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited, 4.625%, 8/15/08	105,602
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	87,089
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	21,457
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	270,850

250,000	New Jersey State Economic Development Authority, Burlington Coat Factory Project, Revenue Refunding, 5.60%, 9/1/05	255,730
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured), 5.20%, 10/15/08	108,982
100,000	New Jersey State Educational Facilities Authority Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	107,341
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, 5.00%, 9/1/14	320,832
	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (AMBAC Insured), Series A:
850,000	5.125%, 9/1/07	897,430
100,000	5.125%, 9/1/08	105,580
150,000	5.125%, 9/1/09	158,336
400,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Allegany Health Project, (MBIA Insured), Escrowed to Maturity, 4.80%, 7/1/05	405,368
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	213,444
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
450,000	5.55%, 11/1/09	474,930
250,000	5.75%, 11/1/11	269,520
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P, 5.05%, 4/1/07	157,629
290,000	New Jersey State Transportation Fund Authority, Transportation System Revenue, Series B, (MBIA Insured), 5.25%, 6/15/07	304,694
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, 5.00%, 6/15/13	138,585
165,000	New Jersey State Transportation Trust Fund Authority, Transportation System, (MBIA Insured), Series A, 4.75%, 12/15/07	176,227

300,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Prerefunded, 6/15/08 @ 100, 5.00%, 6/15/12	324,927
750,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series B, 5.25%, 6/15/12	812,348
250,000	New Jersey State, Certificates of Participation, Escrowed to Maturity, 5.00%, 6/15/11	273,160
190,000	New Jersey State, Wastewater Treatment Trust Revenue, Prerefunded, Series A, 5.25%, 9/1/13	201,069
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Unrefunded Balance, 5.25%, 9/1/13	10,565
	Ocean County, NJ, General Obligation Unlimited, Refunding, Series B:
250,000	4.875%, 12/15/09	267,650
200,000	4.50%, 8/1/10	213,782
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, 5.00%, 1/1/12	858,544
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority), 5.125%, 1/1/11	350,142
100,000	Passaic County, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 9/1/04 @ 100, 5.125%, 9/1/08	101,328
250,000	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured), 5.15%, 5/1/12	270,520
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited, 5.20%, 10/1/08	546,480
400,000	South Jersey Transportation Authority, NJ, Transportation System, Revenue, (FSA Insured), 4.00%, 11/1/09	416,444
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10	165,987
500,000	West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured), 5.20%, 3/1/11	533,310
350,000	Western Monmouth, NJ, Utilities Authority, Revenue, (AMBAC Insured), Series A, 5.25%, 2/1/09	363,339
		16,512,695

Puerto Rico — 4.5%
250,000	Puerto Rico Commonwealth Appropration, Revenue, Series A, (MBIA Insured), (LOC: Government Development Bank for Puerto Rico), 4.10%, 8/1/29			252,853
500,000	Puerto Rico Commonwealth Infrastructure Funding Authority, Revenue, Series A, (AMBAC Insured), 5.00%, 7/1/14			536,355
				789,208

	TOTAL MUNICIPAL BONDS
	(Cost $16,523,460)			17,301,903

TOTAL INVESTMENTS
(Cost $16,523,460)		(1)	98.0%	$17,301,903
OTHER ASSETS IN EXCESS OF LIABILITIES			2.0	359,871
NET ASSETS			100.0%	$17,661,774

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $16,523,735.

Abbreviations:

AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on her evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/S/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/24/04